Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net Income attributable to stockholders of Navigator Holdings Ltd.	$ 21,453	$ 23,240	$ 48,490	$ 45,813
Basic weighted average number of shares (in shares)	68,808,277	72,458,773	69,097,844	72,834,272
Effect of dilutive potential share options (in shares)	694,070	424,360	713,107	485,877
Diluted weighted average number of shares (in shares)	69,502,347	72,883,133	69,810,951	73,320,149
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share (in dollars per share)	$ 0.31	$ 0.32	$ 0.70	$ 0.63
Diluted earnings per share (in dollars per share)	$ 0.31	$ 0.32	$ 0.69	$ 0.62